CONTINGENT ASSETS & LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Contingent liability for guarantees
Disclosure of contingent liabilities [line items]
Contingent liabilities related to third parties	$ 604	$ 195